Revenue and Other Income - Schedule revenue from contracts with customers (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	$ 680,477,636	$ 607,263,125	$ 580,006,276
Net fair value changes on financial assets at fair value through profit or loss and stock loan	597,551,244	(31,054,945)	(641,603,993)
Net fair value changes on derivative financial instrument	(54,008,047)	371,305,326	1,165,220,000
Gain related to disposed investment	125,112,176	82,948,508	8,235,180
Dividend income	48,711,208	88,078,159	92,316,548
Total revenue	1,397,844,217	1,118,540,173	1,204,174,011
Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	29,051,940	165,472,605	403,573,912
Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	568,045,723	210,852,275	52,382,000
Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	57,230,194	196,352,216	103,509,196
Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	25,356,917	33,359,007	19,383,099
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	792,862	1,227,022	1,158,069
Investment Banking [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	597,097,663	376,324,880	455,955,912
Total revenue	597,097,663	376,324,880	455,955,912
Investment Banking [member] | Underwriting Commission And Brokerage Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	29,051,940	165,472,605	403,573,912
Investment Banking [member] | Financial Advisory Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	568,045,723	210,852,275	52,382,000
Asset Management [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	83,379,973	230,938,245	124,050,364
Total revenue	83,379,973	230,938,245	124,050,364
Asset Management [member] | Management Fee And Performance Based Incentive Fee [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	57,230,194	196,352,216	103,509,196
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	25,356,917	33,359,007	19,383,099
Asset Management [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers and others	792,862	1,227,022	1,158,069
Strategic Investment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net fair value changes on financial assets at fair value through profit or loss and stock loan	597,551,244	(31,054,945)	(641,603,993)
Net fair value changes on derivative financial instrument	(54,008,047)	371,305,326	1,165,220,000
Gain related to disposed investment	125,112,176	82,948,508	8,235,180
Dividend income	48,711,208	88,078,159	92,316,548
Total revenue	$ 717,366,581	$ 511,277,048	$ 624,167,735